Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 237,006	$ 232,992	$ 212,643
Operating expenses:
General and administrative	29,948	27,452	28,254
Depreciation	55,175	53,636	49,418
Intangible amortization expense	935	6,594	15,201
Acquisition expenses	413	193	888
Contingent earnout adjustment	0	0	1,514
Write-off of equity interest and preexisting relationships upon acquisition of control	0	0	2,050
Total operating expenses	167,784	162,367	162,875
Gain on equity interests upon acquisition	0	0	16,101
Income from operations	69,222	70,625	65,869
Other income (expense):
Other, net	(1,282)	(231)	(998)
Interest income	3,247	3,360	1,838
Interest expense	(72,325)	(61,805)	(41,512)
Loss on debt extinguishment	(471)	0	(2,393)
Income tax (expense) benefit	(1,484)	2,596	555
Net income (loss)	(5,887)	11,647	21,669
Net (income) loss attributable to noncontrolling interests	266	(1,893)	(2,847)
Less: Distributions to preferred stockholders	(12,758)	(12,500)	(12,500)
Net income (loss) attributable to SmartStop Self Storage REIT, Inc. common stockholders	$ (18,379)	$ (2,746)	$ 6,322
Net income (loss) per Class A & Class T share - basic	$ (0.78)	$ (0.13)	$ 0.26
Net income (loss) per Class A & Class T share - diluted	$ (0.78)	$ (0.13)	$ 0.26
Self Storage Rental Revenue
Revenues:
Total revenues	$ 209,579	$ 206,494	$ 191,750
Ancillary Operating Revenue
Revenues:
Total revenues	9,397	8,827	8,446
Managed REIT Platform Revenue
Revenues:
Total revenues	11,383	11,906	7,819
Reimbursable Costs from Managed REITs
Revenues:
Total revenues	6,647	5,765	4,628
Operating expenses:
Operating expenses	6,647	5,764	4,628
Property Operating Expenses
Operating expenses:
Operating expenses	70,684	65,363	58,437
Managed REIT Platform Expenses
Operating expenses:
Operating expenses	$ 3,982	$ 3,365	$ 2,485
Class A Common stock
Other income (expense):
Weighted average number of shares outstanding - basic	22,106,846	22,176,585	20,964,306
Weighted average number of shares outstanding - diluted	22,106,846	22,176,585	20,993,623
Class T Common stock
Other income (expense):
Weighted average number of shares outstanding - basic	2,032,568	2,025,400	2,020,488
Weighted average number of shares outstanding - diluted	2,032,568	2,025,400	2,020,488
Class A and T Common Stock
Other income (expense):
Net income (loss) per Class A & Class T share - basic	$ (0.78)	$ (0.13)	$ 0.26
Net income (loss) per Class A & Class T share - diluted	$ (0.78)	$ (0.13)	$ 0.26
Weighted average number of shares outstanding - basic	24,139,414	24,201,985	22,984,794
Weighted average number of shares outstanding - diluted	24,139,414	24,201,985	23,014,111
JV Properties
Other income (expense):
Equity in earnings (loss) of unconsolidated real estate ventures	$ (1,380)	$ (1,625)	$ (760)
Managed REITS
Other income (expense):
Equity in earnings (loss) of unconsolidated real estate ventures	$ (1,414)	$ (1,273)	$ (930)